Leases (Additional Information for Leases) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities ($)
Operating cash outflows from operating leases	$ 152	$ 148	$ 135
Financing cash outflows from finance leases	31	2	7
Right-of-use assets obtained in exchange for lease liabilities ($)
Operating lease	234	91	142
Finance lease	$ 0	$ 30	$ 7